Trade and other payables - Payments Due to Vendors (Detail) - GBP (£) £ in Millions		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Current	[1]	£ 65.2	£ 143.4	£ 167.8
Payments due to vendors, Non-current	[1]	88.1	100.3	184.2
Payments due to vendors	[2]	153.3	243.7	352.0	£ 400.8
Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Current	[2]	65.2	143.4	167.8
Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	[2]	26.0	36.3	87.6
Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	[2]	14.1	34.6	40.5
Between three and four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	[2]	23.4	12.3	30.5
Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	[2]	21.8	7.7	17.7
Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	[2]	£ 2.8	£ 9.4	£ 7.9

[1]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.
[2]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies